Net Revenues - Discounts and Other Reductions (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Discounts and other reductions in gross income
Gross sales	€ 7,720,463	€ 6,234,277	€ 6,806,005
Chargebacks	(1,402,218)	(1,101,896)	(1,247,153)
Cash discounts	(76,547)	(60,019)	(68,912)
Volume rebates	(66,280)	(49,043)	(57,858)
Medicare and Medicaid	(64,438)	(53,440)	(61,089)
Other discounts	(47,013)	(36,761)	(30,955)
Net sales	€ 6,063,967	€ 4,933,118	€ 5,340,038